Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Revenue [Abstract]
Schedule of Detailed Information About Revenue Explanatory
	For the Year Ended December 31,
	2024	2023	2022
	$ Thousands
Revenue from sale of electricity and infrastructure services in Israel	603,261	593,941	486,680
Revenue from sale of electricity in US	52,784	36,959	25,780
Revenue from sale of steam in Israel	15,395	16,006	18,476
Revenue from provision of services and other revenue in US	73,563	36,007	31,509
Other revenue in Israel	6,301	8,883	11,512
	751,304	691,796	573,957